UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fore Research and Management, L.P.
           --------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-11162
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Li, LLC
           --------------------------------------------------
Title:     Matthew Li, Managing Member
           --------------------------------------------------
Phone:     (212) 984-3800
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Matthew Li                 New York, New York         08/04/05
       ------------------------   ------------------------------  ----------
          [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   73
                                               -------------

Form 13F Information Table Value Total:           $1,378,121
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number             Name

                                                  Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000) PRN AMT     PRN CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- -------------- ------- ------------- ----------  --- ---- ---------- -------- -------- -------- ---
A D C TELECOMMUNICATIONS        FRNT 6/1       000886 AB 7  31,795   31,499,000  SH        SOLE               31,499,000
-----------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATIONS       NOTE 1.000% 6/1 000886 AD 3  12,279   12,250,000  SH        SOLE               12,250,000
-----------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                    NOTE 0.750%12/2 00651F AG 3   4,063    5,000,000  SH        SOLE                5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                    COM             00651F 10 8     739      190,381  SH        SOLE                  190,381
-----------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                  NOTE 6.500%12/1 00845V AA 8  13,886   13,800,000  SH        SOLE               13,800,000
-----------------------------------------------------------------------------------------------------------------------------------
ALLSCRIPTS HEALTHCARE SOLUTI   DBCV 3.500% 7/1 01988P AB 4   3,248    2,000,000  SH        SOLE                2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC     NOTE 2.500% 4/1 032346 AD 0   7,498    8,250,000  SH        SOLE                8,250,000
-----------------------------------------------------------------------------------------------------------------------------------
ANDREW CORP                    NOTE 3.250% 8/1 034425 AB 4  29,217   25,865,000  SH        SOLE               25,865,000
-----------------------------------------------------------------------------------------------------------------------------------
ARMOR HOLDINGS INC             NOTE 2.000%11/0 042260 AC 3  50,549   52,000,000  SH        SOLE               52,000,000
-----------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA INC               NOTE 4.250% 4/1 054923 AB 3  14,987   13,000,000  SH        SOLE               13,000,000
-----------------------------------------------------------------------------------------------------------------------------------
BISYS GROUP INC                NOTE 4.000% 3/1 055472 AB 0   2,307    2,330,000  SH        SOLE                2,330,000
-----------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS SYS I   COM             111621 10 8      53       13,700  SH        SOLE                   13,700
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP                NOTE 3.375% 7/1
                               DELETED         125896 AT 7  36,374   24,070,000  SH        SOLE               24,070,000
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP                NOTE 3.375% 7/1
                               ADDED           125896 AY 6  36,374   24,070,000  SH        SOLE               24,070,000
-----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                   NOTE 2.500%12/1 156708 AE 9   2,925    3,000,000  SH        SOLE                3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                   NOTE 6/1        156708 AK 5  19,521   22,000,000  SH        SOLE               22,000,000
-----------------------------------------------------------------------------------------------------------------------------------

CEPHALON INC                   NOTE 2.000% 6/0
                               ADDED           156708 AP 4  35,679   35,500,000  SH        SOLE               35,500,000
-----------------------------------------------------------------------------------------------------------------------------------
CHARLES RIVER ASSOCIATES       DBCV 2.875% 6/1 159852 AB 8  20,972   13,863,000  SH        SOLE               13,863,000
-----------------------------------------------------------------------------------------------------------------------------------
CIBER INC                      SDCV 2.875%12/1 17163B AB 8  10,186   11,500,000  SH        SOLE               11,500,000
-----------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                     NOTE 3.750% 2/0 171779 AA 9   5,251    5,950,000  SH        SOLE                5,950,000
-----------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC                  SDCV 1.000% 3/1 203372 AD 9  48,447   50,124,000  SH        SOLE               50,124,000
-----------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE FINANCIAL CORP     NOTE 2/0        222372 AE 4  54,055   30,200,000  SH        SOLE               30,200,000
-----------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE FINANCIAL CORP     NOTE 2/0        222372 AG 9  54,055   30,200,000  SH        SOLE               30,200,000
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL        NOTE 8.000% 6/0 247361 YP 7     183      500,000  SH        SOLE                  500,000
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW    NOTE 5.750% 5/1 278762 AG 4  21,339   21,500,000  SH        SOLE               21,500,000
-----------------------------------------------------------------------------------------------------------------------------------
EDO CORP                       NOTE 5.250% 4/1 281347 AD 6   6,195    6,000,000  SH        SOLE                6,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FOR IMAGING INC    DBCV 1.500% 6/0 286082 AA 0  14,320   14,500,000  SH        SOLE               14,500,000
-----------------------------------------------------------------------------------------------------------------------------------
EMULEX CORP                    NOTE 0.250%12/1 292475 AD 2   9,388   10,000,000  SH        SOLE               10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
FAIRCHILD SEMICONDUCTOR CORP   NOTE 5.000%11/0 303727 AJ 0   1,955    2,000,000  SH        SOLE                2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
FINISAR                        NOTE 5.250%10/1 31787A AC 5   2,273    3,000,000  SH        SOLE                3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
FINISAR                        NOTE 2.500%10/1 31787A AF 8     740    1,000,000  SH        SOLE                1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                COM PAR $0.01   345370 86 0   2,147      209,705  SH        SOLE                  209,705
-----------------------------------------------------------------------------------------------------------------------------------
GSI COMMERCE INC               NOTE 3.000% 6/0
                               ADDED           36238G AB 8   5,547    5,000,000  SH        SOLE                5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP              DEB SR CONV A   370442 74 1  16,975      700,000  SH        SOLE                  700,000
-----------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP                   COM             401698 10 5   6,730      100,000  SH        SOLE                  100,000
-----------------------------------------------------------------------------------------------------------------------------------
HANGER ORTHOPEDIC GROUP INC    COM NEW         41043F 20 8     151       30,000  SH        SOLE                   30,000
-----------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                      NOTE 2.000% 7/0 449295 AB 0   9,872   13,500,000  SH        SOLE               13,500,000
-----------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC                NOTE 1.375% 5/1 45245W AF 6  19,620   24,000,000  SH        SOLE               24,000,000
-----------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP              NOTE 11/1       46612J AB 7  19,313   25,000,000  SH        SOLE               25,000,000
-----------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC           COM             48203R 10 4   1,448       57,500  SH        SOLE                   57,500
-----------------------------------------------------------------------------------------------------------------------------------
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1 482740 AC 1  14,917   16,000,000  SH        SOLE               16,000,000
-----------------------------------------------------------------------------------------------------------------------------------
LEUCADIA NATL CORP             NOTE 3.750% 4/1 527288 AX 2  22,221   21,750,000  SH        SOLE               21,750,000
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC     COM             52729N 10 0   3,448    1,698,500  SH        SOLE                1,698,500
-----------------------------------------------------------------------------------------------------------------------------------
LIN TELEVISION CORP            SDEB 2.500% 5/1
                               ADDED           532776 AL 5   7,808    9,000,000  SH        SOLE                9,000,000
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC        SDCV 8.000% 8/0 549463 AK 3  81,804   79,421,000  SH        SOLE               79,421,000
-----------------------------------------------------------------------------------------------------------------------------------
MASCO CORP                     NOTE 7/2        574599 AW 6  27,578   59,500,000  SH        SOLE               59,500,000
-----------------------------------------------------------------------------------------------------------------------------------
MASCO CORP                     NOTE 7/2        574599 BB 1  27,578   59,500,000  SH        SOLE               59,500,000
-----------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP                    NOTE 6.800% 4/3 577729 AC 0   6,359    6,900,000  SH        SOLE                6,900,000
-----------------------------------------------------------------------------------------------------------------------------------
NCI BUILDING SYS INC           NOTE 2.125%11/1
                               ADDED           628852 AG 0   1,483    1,475,000  SH        SOLE                1,475,000
-----------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                  NOTE 3.500% 9/1 62913F AD 4   2,483    1,000,000  SH        SOLE                1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP NEW       NOTE 4.250% 9/0 656568 AB 8  61,969   66,100,000  SH        SOLE               66,100,000
-----------------------------------------------------------------------------------------------------------------------------------
NOVELL INC                     DBCV 0.500% 7/1 670006 AC 9   1,695    2,000,000  SH        SOLE                2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ON SEMICONDUCTOR CORP          NOTE 4/1        682189 AB 1  11,216   15,500,000  SH        SOLE               15,500,000
-----------------------------------------------------------------------------------------------------------------------------------
PHILIPPINE LONG DISTANCE TEL   SPON GDR PFD    718252 70 3  11,229      219,500  SH        SOLE                  219,500
-----------------------------------------------------------------------------------------------------------------------------------
POWERWAVE TECHNOLOGIES INC     NOTE 1.875%11/1
                               ADDED           739363 AD 1   9,471    8,565,000  SH        SOLE                8,565,000
-----------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM INC              NOTE 2.250% 1/1 741503 AE 6     870    1,000,000  SH        SOLE                1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC        NOTE 2.750% 8/1 74369L AD 5   2,047    1,750,000  SH        SOLE                1,750,000
-----------------------------------------------------------------------------------------------------------------------------------
QLT INC                        NOTE 3.000% 9/1 746927 AB 8  12,481   13,331,000  SH        SOLE               13,331,000
-----------------------------------------------------------------------------------------------------------------------------------
QUANTA SVCS INC                SDCV 4.500%10/0 74762E AC 6   9,533    9,250,000  SH        SOLE                9,250,000
-----------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP                   NOTE 4.375% 8/0 747906 AE 5   5,477    5,640,000  SH        SOLE                5,640,000
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC             NOTE 5.000% 8/1 75952B AD 7   7,287    5,000,000  SH        SOLE                5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
RESMED INC                     NOTE 4.000% 6/2 761152 AB 3  26,337   23,000,000  SH        SOLE               23,000,000
-----------------------------------------------------------------------------------------------------------------------------------
SEACOR HOLDINGS INC            DBCV 2.875%12/1 811904 AH 4  24,762   23,500,000  SH        SOLE               23,500,000
-----------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC                   SDCV 5.000% 2/1 817315 AL 8  15,681   15,800,000  SH        SOLE               15,800,000
-----------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS INC                  NOTE 4.500% 5/1 83001P AJ 8     245      250,000  SH        SOLE                  250,000
-----------------------------------------------------------------------------------------------------------------------------------
SKYWORKS SOLUTIONS INC         NOTE 4.750%11/1 83088M AB 8  13,793   13,572,000  SH        SOLE               13,572,000
-----------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                 NOTE 0.500% 2/1 834182 AS 6  40,363   54,000,000  SH        SOLE               54,000,000
-----------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                 NOTE 0.500% 2/1 834182 AT 4  40,363   54,000,000  SH        SOLE               54,000,000
-----------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP                 SDCV 2.000%12/1 878237 AC 0  74,265   75,300,000  SH        SOLE               75,300,000
-----------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP                 SDCV 2.000%12/1 878237 AD 8  74,265   75,300,000  SH        SOLE               75,300,000
-----------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC                   SDCV 3.750%10/1 880770 AD 4   9,294    9,460,000  SH        SOLE                9,460,000
-----------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICALS FIN B V   DBCV 0.375%11/1 88164M AB 4  95,304   65,000,000  SH        SOLE               65,000,000
-----------------------------------------------------------------------------------------------------------------------------------
WEBMD CORP                     NOTE 1.750% 6/1 94769M AE 5   1,839    2,000,000  SH        SOLE                2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
